Accumulated other comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments	Pension and post-employment actuarial changes	Total
Balance, January 1, 2017	$(25,921)	$53,739	$66	$(10,833)	$17,051
OCI before reclassifications	(21,779)	8,004	—	600	(13,175)
Amounts reclassified	—	(6,378)	(66)	(224)	(6,668)
Net current period OCI	(21,779)	1,626	(66)	376	(19,843)
Balance, December 31, 2017	$(47,700)	$55,365	$—	$(10,457)	$(2,792)
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))	—	11,657	—	(1,699)	9,958
OCI before reclassifications	(12,803)	3,764	—	—	(9,039)
Amounts reclassified	—	(2,961)	—	(282)	(3,243)
Net current period OCI	$(12,803)	$803	$—	$(282)	$(12,282)
Balance, June 30, 2018	$(60,503)	$67,825	$—	$(12,438)	$(5,116)